INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE P – INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“ASC 740”), which requires the recognition of deferred tax liabilities and assets at currently enacted tax rates for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. A valuation allowance is recognized to reduce the net deferred tax asset to an amount that is more likely than not to be realized.

ASC 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company’s financial statements. ASC 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the consolidated financial statements.

Net deferred tax assets consist of the following components as of December 31, 2021 and 2020:

The sources of the differences follow:

	December 31,
	2021	2020
Loss carryforwards	$5,381,301	$5,057,697
Valuation	(5,381,301)	(5,057,697)
Net deferred tax assets	$-	$-

The income tax provision differs from the amount of income tax determined by applying the estimated U.S. federal tax rate of 21 percent to pretax income (loss) for the year ended December 31, 2021 and 2020 due to the following:

	For the years ended
	December 31,
	2021	2020
Expected income tax (benefit) at 21%	$1,736,479	$(2,463,246)
Non-deductible (non-taxable) loss (gain) from derivative liability	(2,060,082)	2,184,395
Change in valuation allowance	323,603	278,851
Provision for income taxes	$-	$-

At December 31, 2021, the Company had net operating loss carry forwards of approximately $25,000,000, of which a total of approximately $21,000,000 expires in varying amounts from 2027 to 2037. No tax benefit has been reported in the December 31, 2021 consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount. Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

In accordance with generally accepted accounting principles, the Company has analyzed its filing positions in all jurisdictions where it is required to file income tax returns for the open tax years in such jurisdictions. The Company has identified its federal and state income tax returns for the previous ten years remain subject to examination. The Company currently believes that all significant filing positions are highly certain and that all of its significant income tax filing positions and deductions would be sustained upon audit. Therefore, the Company has no significant reserves for uncertain tax positions, and no adjustments to such reserves were required by generally accepted accounting principles. No interest or penalties have been levied against the Company and none are anticipated; therefore no interest or penalty has been included in the provision for income taxes in the consolidated statements of operations.